Fees and Expenses - Lazard Government Money Market Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lazard Government Money Market Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.25%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.09%	0.09%	0.09%
Expenses (as a percentage of Assets)		0.24%	0.49%	0.24%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Lazard Government Money Market Portfolio - USD ($)	Institutional Shares	Open Shares	R6 Shares
Expense Example, with Redemption, 1 Year	$ 25	$ 50	$ 25
Expense Example, with Redemption, 3 Years	$ 77	$ 157	$ 77

Institutional Shares
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Open Shares
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
R6 Shares
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.